Digital Assets (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) BTC $ / shares	Dec. 31, 2025 BTC	Dec. 31, 2025 ENA	Dec. 31, 2025 USDT	Dec. 31, 2024 USD ($)
Digital Assets [Line Items]
Purchase of units	3,713,223
BTC [Member]
Digital Assets [Line Items]
Recognized an increase in fair value	$ 1,707,300
Fair value	2,187,600
ENA [Member]
Digital Assets [Line Items]
Recognized an increase in fair value	(3,887,900)
Fair value	1,038,700
ETH [Member]
Digital Assets [Line Items]
Recognized an increase in fair value	73,900
Fair value
USDT [Member]
Digital Assets [Line Items]
Fair value	$ 2,534,100
Digital Assets [Member] | BTC [Member]
Digital Assets [Line Items]
Purchase of units | BTC	13
Realized exchange loss	$ 400
Crypto units		25	13
Fair value	$ 2,187,600
Digital Assets [Member] | ENA [Member]
Digital Assets [Line Items]
Purchase of units	8,916,805
Realized exchange loss	$ 1,121,100
Recognized an increase in fair value	3,887,900
Crypto units | ENA			5,203,582
Fair value	1,038,700
Digital Assets [Member] | ETH [Member]
Digital Assets [Line Items]
Recognized an increase in fair value	$ 73,900
Digital Assets [Member] | USDT [Member]
Digital Assets [Line Items]
Crypto units | USDT				2,534,100
Fair value per share (in Dollars per share) | $ / shares	$ 1